Segment reporting	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment reporting

5	Segment reporting
The Group’s Chief Operating Decision Maker (‘CODM’) has been identified as the Chief Executive Officer, who makes key decisions regarding the strategy of and allocation of resources among the separately managed brands. Factors considered in determining the operating segments include how decisions are made regarding recent acquisitions and how budgets are determined and reviewed. These factors are relevant at a brand level. Operating segments are based on the reports reviewed by the CODM at the brand level to make strategic decisions and allocate resources. No operating segments have been aggregated to form the reporting segments, which are described below:
Betway:
Premier single brand online sportsbook focused business with a global footprint and strategic partnerships with teams and leagues worldwide.
Spin:
Premier
multi-brand
online casino focused business with established market leadership in high-growth
markets.
Amounts recorded in the ‘other’ column represents head office costs.
Information related to each reportable segment is set out below. Adjusted EBITDA is an alternative performance measure used by management as they believe that this information is the most relevant indicator in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA is not a GAAP measure, is not intended as substitute for GAAP measures and may not be comparable to performance measures used by other companies.

	2021 Betway	2021 Spin	2021 Other 2	2021 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Revenue	687,752	632,906	—	1,320,658
Direct and marketing expenses	(511,708)	(381,223)	(3,563)	(896,494)
Other operating income	5,090	587	2,365	8,042
General and administrative expenses	(71,550)	(57,678)	(20,631)	(149,859)
Depreciation and amortization expense	(49,528)	(33,107)	(925)	(83,560)

Profit from operations	60,056	161,485	(22,754)	198,787

Adjusted EBITDA 1	109,584	194,592	(14,722)	289,454

	2020 Betway	2020 Spin	2020 Other 2	2020 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Revenue	394,525	513,494	—	908,019
Direct and marketing expenses	(310,547)	(302,058)	(84)	(612,689)
General and administrative expenses	(38,984)	(71,082)	(4,472)	(114,538)
Depreciation and amortization expense	(24,602)	(30,804)	(1)	(55,407)

Profit from operations	20,392	109,550	(4,557)	125,385

Adjusted EBITDA 1	44,993	140,354	(4,555)	180,792

	2019 Betway	2019 Spin	2019 Other 2	2019 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Revenue	346,015	130,025	—	476,040
Direct and marketing expenses	(346,959)	(84,025)	—	(430,984)
General and administrative expenses	(45,783)	(24,184)	—	(69,967)
Depreciation and amortization expense	(19,772)	(10,689)	—	(30,460)

Profit from operations	(66,499)	11,127	—	(55,371)

Adjusted EBITDA 1	(46,727)	21,816	—	(24,911)

1
Adjusted EBITDA is a
non-GAAP
measure in the above segment note and is defined as profit for the period before depreciation, amortization, impairment, financial income, financial expense, gain on bargain purchase, gain on derivative contracts, listing transaction costs and tax expense/credit.

2	€ 20.6 million (2020: € 4.5 million) (2019: Nil) disclosed as “Other” comprises employment, legal, accounting and other central administrative costs incurred at a SGHC Limited level.
The reconciliation of
non-GAAP
information on reportable segments to amounts reported in the financial statements:

	2021	2020	2019
	€ ‘000s	€ ‘000s	€ ‘000s
Profit for the year	235,878	149,217	(17,948)
Income tax expense	(9,970)	429	333
Finance income	(1,312)	(257)	(158)
Finance expense	6,370	10,991	7,733
Depreciation and amortization expense	83,560	55,407	30,460

EBITDA	314,526	215,787	20,420
Transaction costs	7,107	—	—
Gain on derivative contracts	(15,830)	—	—
Gain on bargain purchase	(16,349)	(34,995)	(45,331)

Adjusted EBITDA	289,454	180,792	(24,911)

Disaggregation of revenue
Group revenue disaggregated by product line for the year ended December 31, 2021:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s
Online casino 3	228,801	629,924	858,725
Sports betting 3	385,368	1,814	387,182
Brand licensing 4	71,053	—	71,053
Other 5	2,530	1,168	3,698

Total Group revenue	687,752	632,906	1,320,658

Group revenues disaggregated by product line for the year ended December 31, 2020:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s
Online casino 3	172,093	511,311	683,404
Sports betting 3	161,080	293	161,373
Brand licensing 4	61,352	1,890	63,242

Total Group revenue	394,525	513,494	908,019

Group revenues disaggregated by product line for the year ended December 31, 2019:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s
Online casino 3	166,894	129,393	296,287
Sports betting 3	136,405	631	137,036
Brand licensing 4	42,717	—	42,717

Total Group revenue	346,016	130,024	476,040

3	Sports betting and online casino revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’.
4	Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
5	Other relates to rebates received from external processors and outsource fees from external customers.
Geographical Information
The Group’s performance can also be reviewed by considering the geographical markets and geographical locations where the Group operates. The Group has not provided geographic information regarding its non-current
assets as this information is not available and is impracticable to determine. Revenues from external customers for the period attributed to Canada are € 592.4 million (2020: € 420.6 million), (2019: € 122.1 million). No other country accounts for more than 10% of total external revenues. The Group’s revenue attributable to the country of domicile (Guernsey) is insignificant. The Group further analyzed revenue according to the following regions:

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Total € ‘000s
Africa and Middle East	212,027	5,350	217,377
Asia and Pacific	201,887	127,863	329,750
Europe	129,248	19,858	149,106
North America	130,683	462,969	593,652
South/Latin America	13,907	16,866	30,773

	687,752	632,906	1,320,658

	%	%	%

Africa and Middle East	31%	1%	17%
Asia and Pacific	29%	20%	25%
Europe	19%	3%	11%
North America	19%	73%	45%
South/Latin America	2%	3%	2%

	2020 Betway	2020 Spin	2020 Total
	€ ‘000s	€ ‘000s	€ ‘000s
Africa and Middle East	30,220	8,603	38,823
Asia and Pacific	151,351	85,103	236,454
Europe	137,964	56,786	194,750
North America	71,667	348,946	420,613
South/Latin America	3,323	14,056	17,379

	394,525	513,494	908,019

	%	%	%

Africa and Middle East	8%	2%	4%
Asia and Pacific	38%	17%	26%
Europe	35%	11%	21%
North America	18%	68%	47%
South/Latin America	1%	3%	2%

	2019 Betway	2019 Spin	2019 Total
	€ ‘000s	€ ‘000s	€ ‘000s
Africa and Middle East	15,248	3,756	19,004
Asia and Pacific	80,060	26,185	106,245
Europe	202,002	22,105	224,107
North America	47,797	74,273	122,070
South/Latin America	907	3,705	4,612

	346,016	130,024	476,040

	%	%	%

Africa and Middle East	4%	3%	4%
Asia and Pacific	23%	20%	22%
Europe	58%	17%	47%
North America	15%	57%	26%
South/Latin America	0%	3%	1%